Related Party Transactions and Balances (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accounts payable and accrued liabilities	$ 148,000	$ 59,375	$ 47,500